Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13002774

Received SEC

JUL 11 2013

Washington, DC 20549

001-32108

July 11, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Hornbeck Offshore Services, Inc., Common Stock, $0.01 par value per share, and associated rights to purchase Series A Junior Participating Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on July 3, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com